Label	Element	Value
Depreciation, right-of-use assets	ifrs-full_DepreciationRightofuseAssets	$ 9,000,000
Information about lessee's exposure arising from residual value guarantees	ifrs-full_InformationAboutLesseesExposureArisingFromResidualValueGuarantees	1
Additions to right-of-use assets	ifrs-full_AdditionsToRightofuseAssets	$ 3,000,000
Cash outflow for leases	ifrs-full_CashOutflowForLeases	14,000,000
Expense relating to short-term leases for which recognition exemption has been used	ifrs-full_ExpenseRelatingToShorttermLeasesForWhichRecognitionExemptionHasBeenUsed	3,000,000
Machinery [member]
Depreciation, right-of-use assets	ifrs-full_DepreciationRightofuseAssets	8,000,000
Additions to right-of-use assets	ifrs-full_AdditionsToRightofuseAssets	3,000,000
Land [member]
Depreciation, right-of-use assets	ifrs-full_DepreciationRightofuseAssets	0
Additions to right-of-use assets	ifrs-full_AdditionsToRightofuseAssets	0
Buildings [member]
Depreciation, right-of-use assets	ifrs-full_DepreciationRightofuseAssets	1,000,000
Additions to right-of-use assets	ifrs-full_AdditionsToRightofuseAssets	$ 0